CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
CONDENSED BALANCE SHEETS
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	110,000,000	110,000,000
Common shares, shares issued	3,187,500	3,187,500
Common shares, shares outstanding	3,187,500	3,187,500
Temporary equity, shares issued	12,500,000	12,500,000
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Redemption Price Per Share	$ 10.00	$ 10.00